CAPITAL STOCK	9 Months Ended
Jun. 30, 2025
CAPITAL STOCK
CAPITAL STOCK

NOTE E — CAPITAL STOCK

Reverse Stock Splits

March 2025 Reverse Split

On September 30, 2024, the Company held its annual shareholders’ meeting where its stockholders approved a proposal to grant the Company’s Board of Directors discretionary authority for twelve months to amend the Company’s Certificate of Incorporation to authorize a reverse stock split in the range from one-for five to one-for fifty. The Company’s Board of Directors determined on March 3, 2025, that the split ratio would be one-for-fifty shares.

The March 2025 Reverse Split was effected as of 12:01 a.m. Eastern Time on March 14, 2025 and combined each fifty shares of the Company’s outstanding common stock into one share of common stock, without any change in the par value per share.

June 2025 Reverse Split

On May 22, 2025, the Company held its annual shareholders’ meeting where its stockholders approved a proposal to grant the Company’s Board of Directors discretionary authority for twelve months to amend the Company’s Certificate of Incorporation to authorize a reverse stock split in the range from one-for five to one-for fifty. The Company’s Board of Directors determined on May 27, 2025 that the split ratio would be one-for-fifteen shares.

The June 2025 Reverse Split was effected as of 12:01 a.m. Eastern Time on June 2, 2025 and combined each fifteen shares of the Company’s outstanding common stock into one share of common stock, without any change in the par value per share.

Moreover, each of the 2025 Reverse Splits correspondingly adjusted: (i) the per share exercise price and the number of shares issuable upon the exercise of all outstanding options; and (ii) the number of shares underlying any of our outstanding warrants by adjusting the conversion ratio for each instrument and increasing the applicable exercise price or conversion price in accordance with the terms of each instrument and based on the reverse stock split ratio. No fractional shares were issued in connection with the 2025 Reverse Splits. Any fractional shares resulting from the 2025 Reverse Splits were rounded up to the nearest whole share. In addition, each of the 2025 Reverse Splits triggered an exercise price reset mechanism (“Price Reset Mechanism”) contained in certain warrants which resulted in the number of shares and exercise price of such warrants being further adjusted, as described in more detail below.

NOTE E — CAPITAL STOCK, continued

Registered Direct Offering and Concurrent Private Placement

On October 31, 2024, the Company closed a registered direct offering (the “October Registered Direct Offering”) in which, pursuant to the Securities Purchase Agreement dated October 30, 2024 (the “October Purchase Agreement”), by and between the Company and certain institutional investors (the “October Purchasers”), the Company issued and sold 25,663 shares of the Company’s common stock and pre-funded warrants (the “October Pre-Funded Warrants”) to purchase up to 1,420 shares of the Company’s common stock, and (ii) in a concurrent private placement (the “October Private Placement”, and together with the October Registered Direct Offering the “October Offering”), unregistered Series C Common Stock Purchase Warrants (the “October Series C Warrants”) to purchase up to 27,083 shares of common stock and unregistered Series D Common Stock Purchase Warrants (the “October Series D Warrants”, and together with the October Series C Warrants, the “October Series Warrants”, and, together with the October Pre-Funded Warrants and the October Series C Warrants, the “October Warrants”) to purchase up to 27,083 shares of common stock. The purchase price for each share of common stock and accompanying October Series C Warrant and October Series D Warrant was $240.00 and the purchase price for each October Pre-Funded Warrant and accompanying October Series C Warrant and October Series D Warrant was $240.00. Craig-Hallum Capital Group LLC (“Craig-Hallum”) acted as placement agent in connection with the October Offering. Pursuant to that certain engagement letter, dated August 23, 2024, by and between the Company and Craig-Hallum, the Company agreed to pay Craig-Hallum a cash placement fee equal to 6.0% of the aggregate gross proceeds raised in the October Offering from sales arranged for by Craig-Hallum. Subject to certain conditions, the Company also agreed to reimburse certain expenses of Craig-Hallum in connection with the October Offering, including but not limited to legal fees, up to a maximum of $100,000. The Company also agreed to issue to Craig-Hallum, or its respective designees, warrants (the “Placement Agent Warrants”) to purchase up to 1,354 shares of the Company’s common stock (which equals 5.0% of the number of shares of the Company’s common stock and October Pre-Funded Warrants offered).

The Company received net proceeds from the October Offering, after deducting placement agent fees and other offering expenses payable by the Company, of approximately $5.7 million.

The exercisability of the October Series Warrants and the Placement Agent Warrants required approval of the Company’s stockholders, which was obtained at the Company’s annual meeting held on May 22, 2025. Each October Series C Warrant has an exercise price of $240.00 per share of the Company’s common stock, became exercisable on May 23, 2025 (the “Initial Exercise Date”) and will expire on the five-year anniversary of the Initial Exercise Date. Each October Series D Warrant has an exercise price of $240.00 per share of the Company’s common stock, became exercisable on the Initial Exercise Date, and will expire on the 18-month anniversary of the Initial Exercise Date. The October Pre-Funded Warrants have an exercise price of $0.0001 per share, were immediately exercisable and can be exercised at any time after their original issuance until such October Pre-Funded Warrants are exercised in full. All of the October Pre-Funded Warrants were exercised during the nine-month period ended June 30, 2025. Each Placement Agent Warrant has an exercise price of $240.00, became exercisable on the Initial Exercise Date and will expire on October 30, 2029.

Under the alternate cashless exercise option of the October Series D Warrants, the holder of an October Series D Warrant has the right to receive an aggregate number of shares equal to the product of (x) the aggregate number of shares of the Company’s common stock that would be issuable upon a cash exercise of the October Series D Warrant and (y) 1.0. In addition, the October Series D Warrants include a provision that resets their exercise price in the event of a reverse split of the Company’s common stock, to a price equal to the lesser of (i) the then exercise price and (ii) lowest volume weighted average price (VWAP) during the period commencing five trading days immediately preceding and the five trading days commencing on the date the Company effects a reverse stock split in the future with a proportionate adjustment to the number of shares underlying the October Series D Warrants, subject to a floor of $47.55.

On March 14, 2025, the Company completed the March 2025 Reverse Stock Split. As a result, the exercise price reset mechanism was triggered, which resulted in the number of shares of common stock issuable upon exercise of the October Series D Warrants increasing from 27,083 to 136,698. The exercise price of the October Series D Warrants was adjusted from $240.00 per share to $47.55 per share.

NOTE E — CAPITAL STOCK, continued

Registered Direct Offering and Concurrent Private Placement, continued

The October Series Warrants and the Placement Agent Warrants are not registered under the Securities Act of 1933, as amended (the “Securities Act”). The October Series Warrants and the Placement Agent Warrants were issued, and the shares of the Company’s common stock issuable upon exercise thereof will be issued (unless an effective registration statement is available), in reliance on the exemptions from registration provided by Section 4(a)(2) under the Securities Act and Regulation D promulgated thereunder, for transactions not involving a public offering.

Pursuant to the October Purchase Agreement, within 20 calendar days from the date of the October Purchase Agreement, the Company agreed to file a registration statement on Form S-1 providing for the resale by the purchasers of the shares of common stock issuable upon exercise of the October Series Warrants and the Placement Agent Warrants. The registration statement registering such shares was declared effective by the SEC on January 17, 2025.

In the event of any fundamental transaction, as described in the October Warrants and generally including any merger with or into another entity, sale of all or substantially all of the Company’s assets, tender offer or exchange offer, reclassification of the shares of common stock, or the acquisition of greater than 50% of the Company’s then outstanding shares of common stock by a person or persons, subject to certain exceptions, then upon any subsequent exercise of an October Warrant, the holder will have the right to receive as alternative consideration, for each share of the Company’s common stock that would have been issuable upon such exercise immediately prior to the occurrence of such fundamental transaction, the number of shares of common stock of the successor or acquiring corporation of the Company, if it is the surviving corporation, and any additional consideration receivable upon or as a result of such transaction by a holder of the number of shares of common stock for which the October Warrant is exercisable immediately prior to such event. Notwithstanding the foregoing, in the event of a fundamental transaction, the holders of the October Warrants have the right to require the Company or a successor entity to purchase the October Warrants for cash in the amount of the Black Scholes Value (as defined in the October Warrants) of the unexercised portion of the October Warrants concurrently with or within 30 days following the consummation of a fundamental transaction. However, in the event of a fundamental transaction which is not in the Company’s control or in which the consideration payable consists of equity securities of a successor entity that is quoted or listed on a nationally recognized securities exchange, the holders of the October Warrants will only be entitled to receive from the Company or its successor entity, as of the date of consummation of such fundamental transaction the same type or form of consideration (and in the same proportion), at the Black Scholes Value of the unexercised portion of the October Warrants that is being offered and paid to the holders of common stock in connection with the fundamental transaction, whether that consideration is in the form of cash, stock or any combination of cash and stock, or whether the holders of common stock are given the choice to receive alternative forms of consideration in connection with the fundamental transaction.

Amendment to May 2024 Series A Warrants

On October 30, 2024, the Company entered into amendments (the “Warrant Amendments”) with certain holders of an aggregate of 12,205 Series A Warrants issued in a transaction which closed in May 2024 (the “May 2024 Series A Warrants”). The Warrant Amendments amended the May 2024 Series A Warrants to revise the Price Reset Mechanism of the May 2024 Series A Warrants, which, subject to certain exceptions, provided for an adjustment to the exercise price and number of shares underlying the May 2024 Series A Warrants upon the Company’s issuance of common stock or common stock equivalents at a price per share that is less than the exercise price of the May 2024 Series A Warrants. The Warrant Amendments amended the Price Reset Mechanism such that the Floor Price (as defined in the May 2024 Series A Warrants) will not be lower than $150.00. In addition, the Warrant Amendments revised the definition of “Material Subsidiary” in Section 3(d) of the May 2024 Series A Warrants to clarify that Applied DNA Clinical Labs LLC is not a Material Subsidiary.

NOTE E — CAPITAL STOCK, continued

Amendment to May 2024 Series A Warrants, continued

In connection with the October Registered Direct Offering, the Price Reset Mechanism in the May 2024 Series A Warrants was triggered, which resulted in the number of shares of common stock issuable upon exercise of the May 2024 Series A Warrants increasing from 12,308 to 122,521. The exercise price of the May 2024 Series A Warrants was adjusted from $1,492.50 per share to $150.00 per share with the respect to the May 2024 Series A Warrants amended by the Warrant Amendment and to $141.75 with respect to the May 2024 Series A Warrants not amended by the Warrant Amendment. As a result of the March 2025 Reverse Stock Split, the exercise Price Reset Mechanism was triggered for the May 2024 Series A Warrants, which resulted in the number of shares of common stock issuable upon exercise of the May 2024 Series A Warrants increasing from 122,521 to 655,676. The exercise price of the May 2024 Series A Warrants was adjusted from $150.00 per share for the amended May 2024 Series A Warrants and $141.75 per share for the May 2024 Series A Warrants that were not amended to $26.91 per share for all of the May 2024 Series A warrants.

As a result of the June 2025 Reverse Stock Split, the exercise Price Reset Mechanism was triggered for the May 2024 Series A Warrants, which resulted in the number of shares of common stock issuable upon exercise of the May 2024 Series A Warrants increasing from 626,555 to 3,286,016. The exercise price of the May 2024 Series A Warrants was adjusted from $26.91 per share to $5.13 per share.

May 2024 Series B Warrants Price and Share Adjustment

As a result of the March 2025 Reverse Stock Split, the exercise Price Reset Mechanism was triggered for the May 2024 Series B Warrants, which resulted in the number of shares of common stock issuable upon exercise of the May 2024 Series B Warrants increasing from 3,009 to 163,019. The exercise price of the May 2024 Series B Warrants was adjusted from $1,492.50 per share to $26.91 per share.

As a result of the June 2025 Reverse Stock Split, the exercise Price Reset Mechanism was triggered for the May 2024 Series B Warrants, which resulted in the number of shares of common stock issuable upon exercise of the May 2024 Series B Warrants, increasing from 54,558 to 286,123. The exercise price of the May 2024 Series B Warrants was adjusted from $26.91 per share to $5.13 per share.

The incremental change in fair value as a result of the modifications for the May 2024 Series A Warrants, the May 2024 Series B Warrants and the October 2024 Series D Warrants for the three and nine-month periods ended June 30, 2025 was $15,500,244 and $54,326,896, respectively, and is recorded as a deemed dividend in the condensed consolidated statement of operations.

Nasdaq Minimum Bid Price Requirement Deficiency Notifications

On November 12, 2024, the Company received written notice (the “Notification Letter”) from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that it was not in compliance with the minimum bid price requirements set forth in Nasdaq Listing Rule 5550(a)(2) for continued listing on The Nasdaq Capital Market. Nasdaq Listing Rule 5550(a)(2) requires listed securities to maintain a minimum bid price of $1.00 per share, and Nasdaq Listing Rule 5810(c)(3)(A) provides that a failure to meet the minimum bid price requirement exists if the deficiency continues for a period of thirty (30) consecutive business days (collectively, the “Bid Price Rule”). Based on the closing bid price of the Company’s common stock for the thirty-one (31) consecutive business days from September 27, 2024 to November 11, 2024, the Company no longer met the requirements of the Bid Price Rule. The Notification Letter did not impact the Company’s listing on The Nasdaq Capital Market at that time. The Notification Letter stated that the Company had 180 calendar days, or until May 12, 2025, to regain compliance with the Bid Price Rule.

On April 7, 2025, the Company received written notice (the “Compliance Notice”) from Nasdaq informing the Company that it has regained compliance with Nasdaq Listing Rule 5550(a)(2), which requires that companies listed on The Nasdaq Capital Market maintain a minimum bid price of $1.00 per share. Nasdaq notified the Company in the Compliance Notice that, from March 14, 2025 to April 4, 2025, the closing bid price of the Company’s common stock had been at $1.00 per share or greater and, accordingly, the Company had regained compliance with Nasdaq Listing Rule 5550(a)(2) and that the matter was now closed.

NOTE E — CAPITAL STOCK, continued

Nasdaq Minimum Bid Price Requirement Deficiency Notifications, continued

The Company received written notice dated May 30, 2025 (the “May 2025 Notification Letter”) from Nasdaq that the Company no longer satisfied the Bid Price Rule. Based on the closing bid price of the Company’s common stock, for the thirty-two (32) consecutive business days from April 14, 2025 to May 29, 2025, the Company did not comply with the Bid Price Rule.

The May 2025 Notification Letter further indicated that, pursuant to Nasdaq Listing Rule 5810(c)(3)(A)(iv), the Company was not eligible for a compliance period under Nasdaq Listing Rule 5810(c)(3)(A) due to the fact that the Company had effected a reverse stock split over the prior one-year period or had effected one or more reverse stock splits over the prior two-year period with a cumulative ratio of 250 shares or more to one; accordingly, the Company was informed that its securities were subject to delisting from Nasdaq unless the Company timely requested a hearing before the Nasdaq Hearings Panel (the “Panel”). The Company timely requested a hearing, which request will stay any further suspension or delisting action by Nasdaq at least pending the ultimate conclusion of the hearing process.

On July 2, 2025, the Company received written notice (the “July 2025 Compliance Notice”) from Nasdaq informing the Company that it had regained compliance with the Bid Price Rule, and that the Company is therefore in compliance with the Nasdaq Capital Market’s listing requirements. Nasdaq also notified the Company in the July 2025 Compliance Notice that the hearing before the Panel previously scheduled to take place on July 15, 2025 was cancelled and the Company’s securities will continue to be listed and traded on Nasdaq.